UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                11/14/08
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.
28-13078                Edinburgh Partners Ltd.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      24
                                                  -----------------------

Form 13F Information Table Value Total:              $ 134,824 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AMERICAN INTL GROUP INC       COM       026874107     1,652        496,200     SH        SOLE               496.200
AU OPTRONICS CORP           SPONSORED
                              ADR       002255107     4,074        358,648     SH        SOLE               358,648
BANK OF AMERICA CORPORATION   COM       060505104    21,973        627,800     SH        SOLE               627,800
BARCLAYS BANK PLC           ETN IPTH
                              GRNS      06739H305       977         20,000     SH        SOLE                20,000
BERKSHIRE HATHAWAY INC DEL    CL A      084670108     2,743             21     SH        SOLE                    21
BLACKBOARD INC                COM       091935502     5,439        135,000     SH        SOLE               135,000
CHINA LIFE INS CO LTD       SPON ADR
                             REP H      16939P106     9,454        169,970     SH        SOLE               169,970
DR PEPPER SNAPPLE
   GROUP INC                  COM       26138E109     4,655        175,800     SH        SOLE               175,800
EATON VANCE FLTING
   RATE INC                   COM       278279104     1,563        139,200     SH        SOLE               139,200
EBAY INC                      COM       278642103     3,357        150,000     SH        SOLE               150,000
FIRSTFED FINL CORP            COM       337907109     2,165        276,100     SH        SOLE               276,100
GANNET INC                    COM       364730101    17,545      1,897,000     SH        SOLE             1,897,000
GENERAL ELECTRIC CO           COM       369604103     4,146        162,600     SH        SOLE               162,600
HARRY WINSTON DIAMOND CORP    COM       41587B100     2,062        155,000     SH        SOLE               155,000
JANUS CAP GROUP INC           COM       47102X105     2,792        115,000     SH        SOLE               115,000
LEGG MASON INC                COM       524901105     5,052        132,750     SH        SOLE               132,750
NOKIA CORP                  SPONSORED
                              ADR       654902204     3,480        186,585     SH        SOLE               186,585
PROCTER & GAMBLE CO           COM       742718109     2,882         41,350     SH        SOLE                41,350
PROSHARES TR                 ULTRA
                            S&P 500     74347R107     4,432         90,000     SH        SOLE                90,000
PROSHARES TR                 ULTRA
                            FINL PRO    74347R743     3,748        213,700     SH        SOLE               213,700
SADIA SA                     SP ADR
                             PFD        786326108     2,580        275,300     SH        SOLE               275,300
TAIWAN SEMICONDUCTOR
   MFG LTD                  SPONSORED
                              ADR       874039100    20,892      2,229,685     SH        SOLE             2,229,685
TRANSCANADA CORP              COM       89353D107     4,662        130,000     SH        SOLE               130,000
UNITED STATES NATL
   GAS FUND                  UNIT       912318102     2,499         75,000     SH        SOLE                75,000